Premises and Equipment (Summary of Premises and Equipment) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 25,877	$ 25,281
Accumulated Depreciation, Depletion and Amortization, Property, Plant, and Equipment	(10,646)	(9,609)
Property, Plant and Equipment, Net	15,231	15,672
Land and Building [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	17,136	17,022
Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	7,032	6,603
Leasehold Improvements [Member]
Property, Plant and Equipment [Line Items]
Property, Plant and Equipment, Gross	$ 1,709	$ 1,656